Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by operating activities:
Net (loss) income		$ (2,973)	$ 13,440	$ (1,263)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Realized investment (losses) gains, net		372	115	(564)
Purchase of trading equity securities		(57,349)	(134,228)	(36,109)
Sale of trading equity securities		56,280	131,147	33,580
Change in annuity-related options, derivatives, and gross reserves		(9,510)	3,974	(12,437)
Deferred income tax expense (benefit)		8,895	2,922	(14,008)
Charges to policy account balances		(4,474)	(1,863)	(604)
Interest credited to policy account balances		54,837	25,624	17,342
Amortization and change in fair value		1,321	493	764
Change in:
Accrued investment income		5,100	(369)	(6,427)
Receivables and other assets		9,159	(686)	(5,751)
Reinsurance recoverable		(208)	(501)	(505)
Deferred acquisition costs	[1]	8,986	4,814	(8,165)
Future policy benefit reserves		(14,048)	(10,888)	70,637
Policy and contract claims		891	614	1,370
Unearned premiums		56	87	(9)
Other policyholder funds		1,518	(1,080)	(1,029)
Other assets and liabilities		(5,389)	(7,892)	16,239
Net cash provided by operating activities		53,464	25,723	53,061
Cash flows used in investing activities:
Purchase of available-for-sale fixed-maturity securities		(315,971)	(211,621)	(176,948)
Sale and other redemptions of available-for-sale fixed-maturity securities		61,548	112,237	113,930
Maturity of available-for-sale fixed-maturity securities		21,300	24,681	15,600
Purchase of derivative securities		(12,269)	(8,369)	(5,546)
Sale of derivative securities		10,874	(7,762)	5,205
Net change in short-term securities		(32,454)		13,728
Other, net		(62)	(61)	(22)
Net cash used in investing activities		(267,034)	(90,895)	(34,053)
Cash flows provided by (used in) financing activities:
Policyholders' deposits to account balances		222,968	140,426	56,693
Policyholders' withdrawals from account balances		(45,835)	(36,238)	(67,832)
Policyholders' net transfers between account balances		(694)	892	1,031
Change in amounts drawn in excess of bank balances			(2,100)	633
Net cash provided by (used in) financing activities		176,439	102,980	(9,475)
Net change in cash and cash equivalents		(37,131)	37,808	9,533
Cash and cash equivalents at beginning of year		74,980	37,172	27,639
Cash and cash equivalents at end of year		$ 37,849	$ 74,980	$ 37,172

[1]	See note 9 for aggregate gross amortization of deferred acquisition costs.